Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2018	2017	2016
	(Dollars in Thousands)
Current
U.S.	$48,144	$56,974	$52,403
State	3,370	2,662	3,362
Foreign	(5)	—	—
Total current taxes	51,509	59,636	55,765
Deferred
U.S.	5,130	4,620	7,279
State	13	(50)	27
Total deferred taxes	5,143	4,570	7,306
Total income taxes	$56,652	$64,206	$63,071

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2018	2017	2016
	(Dollars in Thousands)
Computed expected tax expense	$57,831	$77,643	$69,253
Change in taxes resulting from:
Tax-exempt interest income	(3,101)	(4,701)	(3,940)
State tax, net of federal income taxes, tax credit and refunds	2,673	1,697	3,287
Resolution of IRS exam	—	(4,985)	—
Other investment income	(1,561)	(3,198)	(3,694)
Deferred tax adjustment due to federal tax rate change	(1,618)	(3,168)	—
Net investment expense, low income housing investments	2,518	387	—
Other	(90)	531	(1,835)
Actual tax expense	$56,652	$64,206	$63,071

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2018	2017
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$12,257	$14,546
Other real estate owned	2,459	2,053
Impairment charges on available-for-sale securities	1,054	844
Accrued expenses	81	81
Net unrealized losses on available for sale investment securities	15,182	9,680
Other	5,076	4,434
Total deferred tax assets	36,109	31,638
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,596)	(10,940)
Identified intangible assets and goodwill	(13,490)	(13,417)
Other	(14,787)	(12,474)
Total deferred tax liabilities	(40,873)	(36,831)
Net deferred tax liability	$(4,764)	$(5,193)